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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06567
Invesco Van Kampen Municipal Opportunity Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices)     (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Invesco Van Kampen Municipal Opportunity Trust
Quarterly Schedule of Portfolio Holdings
November 30, 2011

VK-CE-MOPP-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—167.22%
Alabama—1.77%
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (a)(b)	5.00%	06/01/39	$1,975	$2,025,086
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	1,500	1,569,000
Health Care Authority for Baptist Health (The); Series 2009 A, RB (c)(d)	6.13%	05/15/12	1,250	1,274,425
Huntsville (City of) — Redstone Village Special Care Facilities Financing Authority; Series 2007, Retirement Facility RB	5.50%	01/01/43	1,600	1,201,280
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	5	—
Selma (City of) Industrial Development Board (Gulf Opportunity Zone); Series 2009 A, RB	6.25%	11/01/33	1,825	1,934,153

				8,003,944

Alaska—0.68%
Alaska (State of) Industrial Development & Export Authority (Providence Health & Services); Series 2011 A, RB	5.50%	10/01/41	2,895	3,065,023

Arizona—5.25%
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB (a)	5.00%	07/01/25	1,575	1,748,029
Series 2008 B, Highway RB (a)	5.00%	07/01/26	2,365	2,601,926
Series 2011 A, Ref. Sub. Highway RB	5.00%	07/01/36	2,400	2,539,464
Arizona Capital Facilities Finance Corp. (Arizona State University); Series 2000, Student Housing RB	6.25%	09/01/32	1,425	1,397,255
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	500	500,845
Series 2010, RB	5.13%	05/15/40	1,000	1,002,700
Goodyear (City of) (McDowell Road Commercial Corridor Improvement District); Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/32	1,775	1,795,821
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (c)(d)	5.00%	07/01/14	2,050	2,223,409
Maricopa (County of) Stadium District; Series 2002, Ref. RB (INS-AMBAC) (b)	5.38%	06/01/19	1,500	1,414,365
Maricopa County Pollution Control Corp. (Arizona Public Service Co. — Palo Verde); Series 2009 B, Ref. PCR (c)(d)	5.50%	05/01/12	1,125	1,143,405
Navajo County Pollution Control Corp.;
Series 2009 C, PCR (c)(d)	5.50%	06/01/14	575	619,839
Series 2009 E, PCR (c)(d)	5.75%	06/01/16	675	762,014
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	595	554,201
Series 2009, Education RB	7.13%	01/01/45	570	534,284
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (e)	6.55%	12/01/37	2,100	2,089,605
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (a)	5.00%	01/01/28	1,930	2,107,077
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	705	649,531

				23,683,770

California—14.50%
Anaheim (City of) Public Financing Authority (Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(f)	0.00%	09/01/20	2,630	1,714,444
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (b)	5.25%	09/01/29	2,400	2,095,608
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (a)	5.00%	04/01/39	4,000	4,136,800
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	750	340,425
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, RB (a)	5.00%	12/01/24	$725	$815,096
Series 2008 AE, RB (a)	5.00%	12/01/25	900	1,002,645
Series 2008 AE, RB (a)	5.00%	12/01/26	900	995,823
Series 2008 AE, RB (a)	5.00%	12/01/27	525	575,400
Series 2008 AE, RB (a)	5.00%	12/01/28	900	979,821
California (State of) Health Facilities Financing Authority (Catholic Health Care West); Series 2009 A, RB	6.00%	07/01/34	1,000	1,079,790
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (e)	5.30%	08/01/23	2,900	2,832,024
Series 2008 K, Home Mortgage RB (e)	5.45%	08/01/28	3,400	3,403,502
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (e)	5.00%	07/01/27	2,000	2,006,200
California (State of) Public Works Board (Department of Mental Health — Coalinga State Hospital); Series 2004 A, Lease RB	5.00%	06/01/25	2,000	2,020,780
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,000,350
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,250	1,448,062
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,266,426
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	1,800	2,102,166
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier RB	6.50%	12/15/47	410	381,132
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/36	3,800	4,053,270
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (g)	5.50%	03/01/18	130	126,415
Palomar Pomerado Health Care District; Series 2009, COP	6.75%	11/01/39	1,050	1,077,195
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,100	2,119,614
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds	5.00%	08/01/36	5,505	5,835,961
San Francisco (City & County of) Airports Commission (San Francisco International Airport);
Second Series 2008 A-4, Ref. RB (c)(d)(e)(h)	6.50%	05/01/12	1,150	1,178,922
Second Series 2011 F, Ref. RB (e)	5.00%	05/01/25	710	740,587
Second Series 2011 F, Ref. RB (e)	5.00%	05/01/26	1,420	1,469,004
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB	5.00%	11/01/36	3,090	3,241,410
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	3,000	2,092,350
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	10,000	6,568,400
Turlock (City of) (Emanuel Medical Center, Inc.); Series 2004, Health Facilities COP	5.38%	10/15/34	850	745,093
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,000	1,994,580

				65,439,295

Colorado—2.78%
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C-5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	4,475	4,520,063
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, RB	5.00%	06/01/35	2,790	2,591,603
Colorado (State of) Health Facilities Authority (Volunteers of America Care Facilities);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	500	439,740
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	375	302,587
Colorado (State of) Housing & Finance Authority; Series 1997 B-2, MFH Mortgage RB (CEP-FHA) (e)	5.80%	10/01/28	230	230,150
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	1,050	1,074,738
Series 2010, Private Activity RB	6.50%	01/15/30	1,300	1,390,064
Montezuma (County of) Hospital District (Health Facilities Enterprise); Series 2007, Ref. RB	5.90%	10/01/37	895	795,521
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	1,416	1,203,784

				12,548,250

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Connecticut—1.47%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(e)	6.60%	07/01/24	$3,800	$3,737,034
Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB (e)	5.00%	05/15/31	1,505	1,533,550
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	1,350	1,350,904

				6,621,488

District of Columbia—4.85%
District of Columbia (Gonzaga College High School); Series 2002, RB (INS-AGM) (b)	5.25%	07/01/32	2,500	2,505,575
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	2,215	2,400,573
Series 2009, Hospital RB	6.50%	10/01/29	700	772,338
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (b)	5.50%	10/01/41	8,000	8,573,440
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/29	700	752,080
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/34	1,425	1,491,619
Metropolitan Washington Airports Authority; Series 2002 A, RB (INS-NATL) (b)(e)	5.25%	10/01/32	5,350	5,368,029

				21,863,654

Florida—10.67%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	1,000	806,840
Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	1,220	1,089,521
Citizens Property Insurance Corp.; Series 2010 A-1, Sr. Sec. High Risk Account RB	5.25%	06/01/17	2,090	2,306,043
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan — Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/20	335	341,881
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/26	2,540	2,737,231
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/27	2,580	2,764,083
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/28	2,805	2,989,064
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/32	2,500	2,622,000
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (a)(b)(e)	5.38%	10/01/33	900	914,328
Series 2008 A, RB (INS-AGC) (a)(b)(e)	5.50%	10/01/38	2,000	2,026,540
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.);
Series 2006, Ref. PCR (INS-AMBAC) (b)(c)(d)	5.00%	03/15/12	700	708,561
Series 2007 B, Ref. PCR (c)(d)	5.15%	09/01/13	775	830,040
Miami-Dade (County of) (Miami International Airport);
Series 2002, Aviation RB (INS-AGC) (b)(e)	5.38%	10/01/27	2,100	2,118,123
Series 2002, Aviation RB (INS-AGC) (b)(e)	5.38%	10/01/32	2,500	2,506,600
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	2,000	2,013,100
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	595	613,903
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	520	521,357
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (i)	6.13%	05/01/35	120	1
Series 2010 A-2, Capital Improvement CAB RB (f)	0.00%	05/01/35	125	84,089
Series 2010 B, Capital Improvement CAB RB (f)	0.00%	05/01/17	280	241,864
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,000	982,330
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	2,400	2,866,992
Series 2011, Ref. RB	5.00%	10/01/31	2,340	2,480,728
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(c)(d)	5.35%	05/01/18	2,900	3,197,569
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/36	490	240,428
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (g)	5.75%	10/01/22	750	746,948
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	835	605,024
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (a)	5.00%	08/15/32	7,510	7,615,515
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	$750	$593,573
Tolomato Community Development District; Series 2007, Special Assessment RB (i)	6.65%	05/01/40	1,140	594,214

				48,158,490

Georgia—5.82%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	345	362,371
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	620	651,217
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	190	200,076
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	5,000	5,093,800
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,150	1,316,095
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,250	1,420,487
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,150	1,298,511
Burke (County of) Development Authority (Oglethorpe Power Corp. — Vogtle); Series 2011 A, PCR (c)(d)	2.50%	03/01/13	1,575	1,599,019
Georgia (State of) Municipal Electric Authority; Series 1997 A, General RB (INS-NATL) (b)	6.50%	01/01/20	7,000	8,268,610
Monroe (County of) Development Authority (Oglethorpe Power Corp. — Scherer); Series 1992 A, PCR	6.80%	01/01/12	3,770	3,787,530
Oconee (County of) Industrial Development Authority (Office of Information & Instructional Technology); Series 2003, RB (INS-SGI) (b)	5.25%	07/01/25	1,000	1,050,550
Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	1,200	1,226,364

				26,274,630

Hawaii—0.42%
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	1,875	1,914,956

Idaho—0.84%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	750	855,765
Series 2008 A, RB	6.75%	11/01/37	1,000	1,109,580
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	745	674,292
University of Idaho Regents; Series 2011, Ref. General RB (c)(d)	5.25%	04/01/21	1,010	1,167,974

				3,807,611

Illinois—20.08%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,250	1,104,175
Bolingbrook (Village of); Series 1999 B, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(f)	0.00%	01/01/30	1,365	452,811
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	675	670,133
Chicago (City of) (O’Hare International Airport);
Series 2002 A, Ref. General Airport Third Lien RB (INS-NATL) (b)(e)	5.38%	01/01/32	3,150	3,150,031
Series 2005 A, General Airport Third Lien RB (INS-AGC) (a)(b)	5.25%	01/01/24	10,900	11,545,498
Series 2005 A, General Airport Third Lien RB (INS-AGC) (a)(b)	5.25%	01/01/25	10,000	10,510,800
Series 2005 A, General Airport Third Lien RB (INS-AGC) (a)(b)	5.25%	01/01/26	3,855	4,035,607
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	12/01/27	2,600	2,654,626
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/27	4,000	4,084,040
Series 2011 A, Unlimited Tax GO Bonds	5.00%	12/01/41	1,125	1,127,194
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/36	3,480	3,624,316
Chicago (City of);
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/25	1,450	1,533,752
Series 2011, COP	7.13%	05/01/21	725	758,111
Series 2011, COP	7.13%	05/01/21	220	230,047
Series 2011 A, Sales Tax RB	5.25%	01/01/38	1,710	1,813,712
Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB (c)(d)(e)	3.50%	05/01/13	800	822,896
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007 A, Ref. RB	5.75%	05/15/26	2,300	2,227,596
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,100	1,172,039
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (a)	5.38%	08/15/24	$2,200	$2,450,514
Series 2009 A, RB (a)	5.75%	08/15/30	1,400	1,517,082
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	2,500	2,529,425
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	1,600	1,577,776
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,150	1,215,953
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	968,070
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	1,800	1,982,952
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	5,500	5,206,960
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. Sales Tax RB	6.00%	08/15/38	1,350	1,370,372
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Dedicated State Tax RB (INS-NATL) (b)	5.25%	06/15/42	6,000	5,986,260
Series 2010 A, Dedicated State Tax RB	5.50%	06/15/50	2,100	2,161,194
Illinois (State of) Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (b)	8.00%	06/01/17	5,000	6,172,000
Peoria (County of); Series 2011, Unlimited Tax GO Bonds	5.00%	12/15/41	2,250	2,276,887
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	3,025	3,231,486
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (e)	7.00%	12/01/42	470	418,845

				90,583,160

Indiana—1.69%
Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS-80sm Economic Development RB	7.25%	11/15/14	405	405,069
Indiana (State of) Finance Authority (CWA Authority, Inc.); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	2,130	2,253,114
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	1,360	1,500,991
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,525	1,665,986
Indiana (State of) Health Facility Financing Authority (Columbus Regional Hospital); Series 1993, Ref. RB (INS-AGM) (b)	7.00%	08/15/15	1,260	1,383,052
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (g)	5.75%	09/01/42	500	424,725

				7,632,937

Iowa—0.42%
Des Moines (City of); Series 2000 A, Public Parking System RB (INS-NATL) (b)	5.75%	06/01/17	1,890	1,897,390

Kansas—0.58%
Kansas (State of) Development Finance Authority (Adventist Health); Series 2009, Hospital RB	5.75%	11/15/38	2,400	2,596,272

Kentucky—2.61%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/28	1,400	1,498,938
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	1,125	1,179,855
Series 2010 A, Hospital RB	6.50%	03/01/45	1,500	1,583,595
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/24	1,510	1,683,288
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/25	1,710	1,888,165
Louisville-Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	4,000	3,947,800

				11,781,641

Louisiana—2.16%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (i)	5.25%	07/01/17	989	395,303
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana—(continued)
Louisiana (State of) Energy & Power Authority; Series 2000, Ref. RB (INS-AGM) (b)	5.75%	01/01/12	$3,000	$3,014,250
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,050	1,070,381
Louisiana State Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC)(b)	6.75%	06/01/26	1,900	2,184,867
Rapides (Parish of) Finance Authority (Cleco Power LLC); Series 2007, RB (c)(d)(e)	5.25%	03/01/13	1,850	1,912,992
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	1,200	1,182,360

				9,760,153

Maryland—0.76%
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,915	1,810,862
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	940	943,694
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	665	661,722

				3,416,278

Massachusetts—2.45%
Massachusetts (State of) Bay Transportation Authority; Series 1993 A, Ref. General RB	5.50%	03/01/12	385	390,113
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	1,650	1,677,010
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	282	204,317
Series 2011 A-1, RB	6.25%	11/15/46	337	238,608
Series 2011 A-2, RB	5.50%	11/15/46	33	19,928
Series 2011 B, RB (f)	0.00%	11/15/56	164	803
Massachusetts (State of) Development Finance Agency (SEMASS System); Series 2001 A, Resource Recovery RB (INS-NATL) (b)	5.63%	01/01/16	3,000	3,036,150
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	750	832,913
Massachusetts (State of) Development Finance Agency; Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	615	614,920
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Sales Tax RB	5.00%	10/15/35	3,780	4,042,710

				11,057,472

Michigan—0.84%
Detroit (City of); Series 2001 C-1, Ref. Sewage Disposal System Sr. Lien RB (INS-AGM) (b)	7.00%	07/01/27	2,100	2,464,350
Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (c)(d)	5.25%	01/15/14	800	869,016
Series 2008 A, RB (c)(d)	5.50%	01/15/15	400	450,976

				3,784,342

Minnesota—0.71%
Chaska (City of); Series 2000 A, Electric RB	6.10%	10/01/30	10	10,033
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.38%	11/15/23	1,700	1,932,373
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,150	1,279,708

				3,222,114

Missouri—2.33%
Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association);
Series 2002, Health Facilities RB (d)(h)	5.50%	06/01/12	1,800	1,847,412
Series 2002, Health Facilities RB	5.50%	06/01/22	350	351,358
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/28	1,400	1,518,062
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS-75sm Retirement Community RB	7.50%	11/15/16	1,500	1,512,690
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	635	624,764
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	1,375	1,291,757
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	950	892,212
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri—(continued)
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Tax Increment & Community Improvement District Tax Allocation RB	5.75%	11/01/27	$575	$539,080
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	615	592,860
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,450	1,364,000

				10,534,195

Nebraska—0.80%
Omaha (City of) Public Power District; Series 2011 B, RB	5.00%	02/01/36	3,390	3,619,706

Nevada—2.18%
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS-AMBAC) (b)(e)	5.25%	07/01/34	6,000	5,760,600
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	4,250	4,091,135

				9,851,735

New Hampshire—0.44%
New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS-AMBAC) (b)(e)	6.30%	05/01/22	800	801,504
New Hampshire (State of) Business Finance Authority (The United Illuminating Co.);
Series 1997 A, Ref. PCR (c)(d)(e)	7.13%	02/01/12	675	681,655
Series 2009 A, Ref. PCR (c)(d)(e)	6.88%	02/01/12	480	484,522

				1,967,681

New Jersey—8.26%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	1,500	1,531,665
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (b)	5.90%	03/15/21	30,000	35,748,900

				37,280,565

New Mexico—0.99%
Farmington (City of) (Public Service Co. of New Mexico — San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	1,900	1,935,568
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare Services); Series 2008 A, Hospital RB (a)	6.38%	08/01/32	1,250	1,397,000
University of New Mexico Regents; Series 2002 A, Ref. Sub. Lien RB	5.25%	06/01/21	1,125	1,147,590

				4,480,158

New York—12.02%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	1,270	1,322,781
Series 2009, PILOT RB	6.38%	07/15/43	530	549,928
New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 B, Liberty RB	6.75%	03/01/15	2,000	2,004,960
New York (City of) Industrial Development Agency (YMCA of Greater New York); Series 1997, Civic Facility RB	5.80%	08/01/16	795	797,123
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	6,000	6,486,780
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB	5.25%	01/15/39	1,800	1,914,678
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds (a)	5.00%	02/01/26	5,500	6,003,085
New York (State of) Dormitory Authority (City University System Consolidated);
Series 1993 A, Second General RB	5.75%	07/01/13	1,375	1,434,840
Series 1995 A, RB	5.63%	07/01/16	3,100	3,485,733
New York (State of) Dormitory Authority (Upstate Community Colleges); Series 2004 B, RB	5.25%	07/01/20	1,500	1,608,300
New York (State of) Dormitory Authority; Series 2011 A, General Purpose State Personal Income Tax RB	5.00%	03/15/30	2,040	2,237,227
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/29	3,465	3,807,065
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/26	1,700	1,881,101
Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/27	1,900	2,085,896
Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/28	1,000	1,091,110
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York & New Jersey (States of) Port Authority (JFK International Air Terminal, LLC); Series 2010, Special Obligation RB	6.00%	12/01/36	$1,950	$2,040,051
New York & New Jersey (States of) Port Authority; 144th Series 2006, Consolidated RB (a)	5.00%	10/01/35	15,000	15,460,500

				54,211,158

North Carolina—4.52%
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	3,950	4,210,345
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	705	596,627
North Carolina (State of) Municipal Power Agency No. 1 (Catawba-Indexed Caps); Series 1992, Ref. Electric RB (INS-NATL) (b)	6.00%	01/01/12	12,000	12,058,320
North Carolina (State of) Turnpike Authority (Monroe Connector System); Series 2011, State Appropriation RB	5.00%	07/01/41	3,320	3,537,161

				20,402,453

North Dakota—0.23%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,031,810

Ohio—7.41%
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	400	369,352
Franklin (County of) (OhioHealth Corp.);
Series 2011 A, Hospital Facilities RB	5.00%	11/15/36	1,675	1,695,284
Series 2011 A, Hospital Facilities RB	5.00%	11/15/41	1,500	1,511,085
Lorain (County of) (Catholic Healthcare Partners);
Series 2002, Hospital Facilities RB	5.38%	10/01/30	500	502,475
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	04/01/24	3,000	3,197,310
Series 2006 A, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	2,750	2,932,078
Series 2006 B, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	2,775	2,958,816
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/31	1,000	1,079,000
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (a)(b)	5.00%	10/01/41	1,625	1,632,442
Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB	6.00%	11/15/28	1,475	1,550,417
Series 2009 A, RB	6.25%	11/15/39	925	967,911
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2006, Ref. PCR (c)(d)	2.25%	06/03/13	3,000	3,012,030
Series 2009 C, Ref. PCR	5.63%	06/01/18	2,600	2,919,488
Ohio (State of) Air Quality Development Authority (Ohio Power Co. — Galvin); Series 2010 A, Ref. RB (c)(d)(e)	2.88%	08/01/14	2,000	2,024,640
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/35	1,480	1,494,252
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, RB	6.75%	01/15/39	1,900	1,980,180
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (a)(e)	5.30%	09/01/28	647	665,787
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (a)(e)	5.40%	03/01/33	504	519,589
Series 2008 F, Residential Mortgage RB (CEP-GNMA) (a)	5.50%	09/01/39	1,281	1,337,274
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)(d)	5.88%	06/01/16	950	1,064,409

				33,413,819

Oklahoma—0.31%
McAlester (City of) Public Works Authority; Series 2002, Utility System CAB RB (INS-AGM) (b)(f)	0.00%	02/01/34	3,970	1,403,713

Pennsylvania—3.11%
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	950	984,143
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,800	1,808,514
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Pennsylvania (State of) Turnpike Commission;
Subseries 2010 B-2, Conv. CAB RB (f)	0.00%	12/01/28	$2,100	$1,808,562
Subseries 2010 B-2, Conv. CAB RB (f)	0.00%	12/01/34	1,300	1,089,543
Susquehanna Area Regional Airport Authority;
Series 2003 A, RB (INS-AMBAC) (b)(e)	5.38%	01/01/21	3,000	2,986,020
Series 2003 A, RB (INS-AMBAC) (b)(e)	5.38%	01/01/22	5,415	5,342,277

				14,019,059

Puerto Rico—2.62%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, RB	5.25%	07/01/27	2,100	2,192,043
Series 2010 XX, RB	5.25%	07/01/40	1,900	1,907,068
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	1,900	1,959,375
First Subseries 2010 A, RB	5.50%	08/01/42	2,100	2,191,728
First Subseries 2010 C, RB	5.25%	08/01/41	3,500	3,574,270

				11,824,484

South Carolina—5.49%
Charleston Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, RB (a)	5.25%	12/01/25	2,500	2,698,625
Series 2005, RB (a)	5.25%	12/01/26	7,500	8,048,250
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Electric & Gas Co.);
Series 2002 A, IDR (INS-AMBAC) (b)	5.20%	11/01/27	5,000	5,137,700
Series 2002 B, IDR (INS-AMBAC) (b)(e)	5.45%	11/01/32	3,750	3,756,637
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,840	1,866,680
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2007 A, RB (i)	6.00%	11/15/27	725	286,368
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB	5.00%	01/01/33	2,775	2,978,019

				24,772,279

Tennessee—1.62%
Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	1,750	1,569,243
Elizabethton (City of) Health & Educational Facilities Board; Series 2000 B, Ref. & Improvement First Mortgage Hospital RB (d)(h)	8.00%	07/01/12	2,000	2,130,620
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. First Mortgage Hospital RB (d)(h)	7.50%	07/01/12	1,000	1,062,530
Shelby (County of) Health, Educational & Housing Facility Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (a)(b)	5.25%	09/01/27	2,400	2,537,832

				7,300,225

Texas—23.77%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(e)	4.85%	04/01/21	1,450	1,516,294
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/18	1,150	1,315,807
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/19	1,350	1,546,222
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	615	641,654
Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2000 A, Joint RB (INS-NATL) (b)(e)	5.75%	11/01/30	2,735	2,738,337
Series 2001 A, Ref. & Improvement RB (INS-BHAC) (b)(e)	5.50%	11/01/31	4,475	4,477,864
Series 2002 C, Joint RB (INS-NATL) (b)(e)	5.75%	11/01/18	550	551,969
Series 2002 C, Joint RB (INS-NATL) (b)(e)	6.00%	11/01/23	1,040	1,043,942
Series 2003 A, Joint RB (INS-AGM) (b)(e)	5.50%	11/01/21	8,000	8,352,000
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	08/15/37	4,850	5,012,863
Harris (County of); Series 2009 A, Toll Road Sr. Lien RB (a)	5.00%	08/15/32	1,930	2,074,711
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. Hospital RB	7.25%	12/01/35	750	843,728
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Harris County Industrial Development Corp. (Deer Park Refining L.P.); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	$950	$1,019,217
Houston (City of);
Series 2000 A, Sub. Lien Airport System RB (INS-AGM) (b)(e)	5.63%	07/01/30	750	750,345
Series 2002, Sub. Lien Airport System RB (d)(h)	5.50%	07/01/12	2,000	2,061,760
Series 2002 A, Sub. Lien Airport System RB (INS-AGM) (b)(e)	5.13%	07/01/32	10,000	10,013,300
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (a)(b)	5.00%	11/15/36	7,825	8,112,178
Series 2011 D, First Lien Combined Utility System RB	5.00%	11/15/33	7,680	8,153,165
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	02/01/37	3,030	3,105,326
Lower Colorado River Authority (Lower Colorado River Authority Transmission Services Corp.);
Series 2010 A, Ref. RB	5.00%	05/15/40	1,500	1,544,265
Series 2011 A, Ref. RB	5.00%	05/15/41	1,250	1,273,087
Matagorda (County of) Navigation District No. 1 (CenterPoint Energy Houston Electric, LLC); Series 2004, Ref. Collateralized RB (c)(d)	5.60%	03/01/14	1,000	1,031,960
North Central Texas Health Facility Development Corp. (Children’s Medical Center of Dallas); Series 2002, Hospital RB (INS-AMBAC) (b)	5.25%	08/15/32	5,900	5,975,933
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,078,850
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,111,330
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,000	1,105,060
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	2,650	2,776,405
Series 2008 L-2, Ref. First Tier System RB (c)(d)	6.00%	01/01/13	1,350	1,424,466
Series 2011 A, Special Projects System RB	5.50%	09/01/36	2,670	2,899,567
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	954,100
Series 2007, Retirement Facility RB	5.75%	11/15/37	500	457,920
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	4,000	3,739,560
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/25	400	349,344
Series 2009 B-2, Retirement Facility RB	6.50%	02/15/14	1,150	1,150,103
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/28	3,000	3,282,090
Texas (State of) (Transportation Commission — Mobility Fund); Series 2008, Unlimited Tax GO Bonds (a)	5.00%	04/01/28	5,400	5,893,344
Texas (State of) Gulf Coast Waste Disposal Authority (Waste Management); Series 2006 D, RB (e)	4.55%	04/01/12	1,000	1,005,030
Texas A&M University Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/29	3,000	3,281,760
Texas Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility Partners LLC — North Tarrant Express Managed Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,430	1,531,802
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	2,250	2,030,692

				107,227,350

Utah—0.67%
Mountain Regional Water Special Service District; Series 2003, Ref. RB (INS-NATL) (b)	5.00%	12/15/33	2,380	2,390,710
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, RB	5.80%	06/15/38	730	639,210

				3,029,920

Virgin Islands—0.38%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	1,700	1,733,337

Virginia—0.45%
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.35%	09/01/28	743	750,021
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,227	1,271,798

				2,021,819

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington—4.71%
Bellevue (City of) Convention Center Authority; Series 1994, Ref. Special Obligation RB (INS-NATL) (b)(f)	0.00%	02/01/25	$9,850	$5,434,639
Washington (State of) Public Power Supply System (Nuclear Project No. 3); Series 1993 C, Ref. RB (INS-NATL) (b)(f)	0.00%	07/01/14	5,125	4,979,706
Kalispel Tribe of Indians; Series 2008, Priority District RB	6.63%	01/01/28	1,250	1,059,638
Spokane (City of) Public Facilities District; Series 2003, Hotel, Motel, Sales & Use Tax RB (INS-NATL) (b)	5.25%	09/01/33	3,000	3,042,930
Washington (State of) (SR 520 Corridor Program — Toll Revenue);
Series 2012 C, Motor Vehicle Fuel Tax Unlimited Tax GO Bonds	5.00%	06/01/41	585	619,714
Series 2012 C, Motor Vehicle Fuel Tax Unlimited Tax GO Bonds	5.00%	06/01/33	1,450	1,555,980
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB	5.00%	02/01/41	2,130	2,124,973
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB	6.25%	11/15/41	950	1,016,063
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-profit CR RB (g)	6.00%	01/01/27	1,440	1,398,226

				21,231,869

West Virginia—1.20%
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/34	500	506,085
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC — Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	855	862,037
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,000	995,170
Series 2008, RB	6.25%	10/01/23	1,025	1,019,393
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,000	1,035,700
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	955	980,661

				5,399,046

Wisconsin—2.09%
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (h)	5.50%	12/15/20	1,500	1,846,035
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (e)	5.38%	11/01/21	425	443,895
Series 2007 B, Collateralized Utility RB (e)	5.75%	11/01/37	385	389,012
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (c)(d)	4.75%	08/15/14	1,000	1,068,570
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,270	1,372,362
Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB (a)(e)	5.30%	09/01/23	2,400	2,511,672
Series 2008 A, Home Ownership RB (a)(e)	5.50%	09/01/28	690	711,004
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	950	1,072,892

				9,415,442

Wyoming—0.27%
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,100	1,195,480

TOTAL INVESTMENTS(j)—167.22% (Cost $731,626,233)				754,480,173

FLOATING RATE NOTE OBLIGATIONS—(21.13)%
Notes with interest rates ranging from 0.14% to 0.31% at 11/30/11 and contractual maturities of collateral ranging from 09/01/23 to 10/01/41 (See Note 1D)(k)				(95,340,000)

OTHER ASSETS LESS LIABILITIES—2.89%				13,062,813

PREFERRED SHARES—(48.98)%				(221,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$451,202,986

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.
AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BHAC	—	Berkshire Hathaway Assurance Corp.
CAB	—	Capital Appreciation Bonds
CEP	—	Credit Enhancement Provider
Conv.	—	Convertible
COP	—	Certificates of Participation
CR	—	Custodial Receipts
FHA	—	Federal Housing Administration
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
MFH	—	Multi-Family Housing
NATL	—	National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue Bonds
PILOT	—	Payment-in-Lieu-of-Taxes
RB	—	Revenue Bonds
Ref.	—	Refunding
Sec.	—	Secured
SGI	—	Syncora Guarantee, Inc.
Sr.	—	Senior
Sub.	—	Subordinated
TEMPS	—	Tax-Exempt Mandatory Paydown Securities
Notes to Schedule of Investments:

(a)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Security subject to the alternative minimum tax.

(f)	Zero coupon bonds issued at a discount.

(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $2,696,314, which represented 0.60% of the Trust’s Net Assets.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2011 was $1,516,314, which represented 0.34% of the Trust’s Net Assets

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	12.7%
Assured Guaranty Municipal Corp.	10.5
Assured Guaranty Corp.	8.1
American Municipal Bond Assurance Corp.	5.8

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2011. At November 30, 2011, the Trust’s investments with a value of $169,496,690 are held by Dealer Trusts and serve as collateral for the $95,340,000 in floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Van Kampen Municipal Opportunity Trust

D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Van Kampen Municipal Opportunity Trust

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$754,480,173	$—	$754,480,173

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2011 was $92,997,332 and $83,747,943, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$38,879,711

Aggregate unrealized (depreciation) of investment securities	(14,832,411)

Net unrealized appreciation of investment securities	$24,047,300

Cost of investments for tax purposes is $730,432,873.
Invesco Van Kampen Municipal Opportunity Trust

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Municipal Opportunity Trust

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date:	January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date:	January 27, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.